UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Balanced Fund®
Investment portfolio

September 30, 2011
unaudited

Common stocks — 67.72%	Shares	Value (000)

FINANCIALS — 10.24%
Wells Fargo & Co.	39,886,600	$962,065
Goldman Sachs Group, Inc.	8,196,700	774,998
American Express Co.	16,200,000	727,380
Berkshire Hathaway Inc., Class A1	6,539	698,365
ACE Ltd.	4,470,000	270,882
JPMorgan Chase & Co.	6,939,700	209,024
Citigroup Inc.	7,000,000	179,340
Weyerhaeuser Co.	11,215,242	174,397
SunTrust Banks, Inc.	9,500,000	170,525
U.S. Bancorp	5,210,000	122,643
Moody’s Corp.	2,900,000	88,305
Chubb Corp.	1,300,000	77,987
Bank of America Corp.	11,000,000	67,320
HDFC Bank Ltd. (ADR)	2,200,000	64,130
Progressive Corp.	3,130,000	55,589
T. Rowe Price Group, Inc.	1,120,000	53,502
Allstate Corp.	2,000,000	47,380
		4,743,832

INFORMATION TECHNOLOGY — 9.35%
Oracle Corp.	22,531,391	647,552
Apple Inc.1	1,550,000	590,829
Microsoft Corp.	23,705,700	590,035
Texas Instruments Inc.	15,440,000	411,476
Google Inc., Class A1	665,000	342,063
TE Connectivity Ltd.	9,230,000	259,732
Maxim Integrated Products, Inc.	9,670,000	225,601
International Business Machines Corp.	1,250,000	218,788
Automatic Data Processing, Inc.	4,150,000	195,672
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	13,000,000	148,590
Corning Inc.	10,685,000	132,067
EMC Corp.1	6,000,000	125,940
Samsung Electronics Co. Ltd.2	140,000	98,072
Yahoo! Inc.1	7,282,300	95,835
Paychex, Inc.	3,477,000	91,688
ASML Holding NV (New York registered)	2,600,000	89,804
Analog Devices, Inc.	2,000,000	62,500
		4,326,244

INDUSTRIALS — 9.03%
Union Pacific Corp.	11,035,000	901,229
Boeing Co.	11,675,000	706,454
Lockheed Martin Corp.	7,223,956	524,748
Deere & Co.	5,640,000	364,175
General Electric Co.	20,100,000	306,324
Parker Hannifin Corp.	4,100,000	258,833
Cummins Inc.	2,595,000	211,908
United Technologies Corp.	2,850,000	200,526
European Aeronautic Defence and Space Co. EADS NV2	5,500,000	154,305
Emerson Electric Co.	3,495,000	144,378
General Dynamics Corp.	1,865,000	106,100
Northrop Grumman Corp.	1,400,000	73,024
Honeywell International Inc.	1,500,000	65,865
Expeditors International of Washington, Inc.	1,480,000	60,014
CSX Corp.	2,100,000	39,207
FedEx Corp.	545,490	36,919
United Parcel Service, Inc., Class B	400,000	25,260
		4,179,269

CONSUMER DISCRETIONARY — 8.61%
Amazon.com, Inc.1	4,115,000	889,786
Home Depot, Inc.	23,655,000	777,540
Comcast Corp., Class A	20,435,000	427,091
McDonald’s Corp.	4,030,000	353,915
McGraw-Hill Companies, Inc.	7,000,000	287,000
VF Corp.	1,950,000	236,964
Walt Disney Co.	6,000,000	180,960
DIRECTV, Class A1	4,045,000	170,901
Time Warner Inc.	5,000,000	149,850
Macy’s, Inc.	4,000,000	105,280
Las Vegas Sands Corp.1	2,500,000	95,850
Starbucks Corp.	2,500,000	93,225
General Motors Co.1	4,000,000	80,720
NIKE, Inc., Class B	827,221	70,736
Johnson Controls, Inc.	2,445,000	64,475
		3,984,293

ENERGY — 8.01%
Chevron Corp.	14,037,000	1,298,703
Royal Dutch Shell PLC, Class B (ADR)	13,447,360	834,409
Schlumberger Ltd.	5,120,600	305,853
ConocoPhillips	4,200,000	265,944
Baker Hughes Inc.	3,400,000	156,944
Newfield Exploration Co.1	3,500,000	138,915
Concho Resources Inc.1	1,935,000	137,656
Apache Corp.	1,195,000	95,887
Kinder Morgan, Inc.	3,666,600	94,928
Occidental Petroleum Corp.	1,200,000	85,800
Cimarex Energy Co.	1,180,000	65,726
Technip SA2	800,000	64,022
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,825,000	63,421
Suncor Energy Inc.	2,000,000	51,074
TOTAL SA (ADR)	1,050,000	46,064
		3,705,346

HEALTH CARE — 6.96%
Merck & Co., Inc.	23,174,575	758,040
Bristol-Myers Squibb Co.	22,730,000	713,267
UnitedHealth Group Inc.	8,299,900	382,792
Cardinal Health, Inc.	8,115,000	339,856
Pfizer Inc	14,250,000	251,940
Johnson & Johnson	3,895,000	248,151
Baxter International Inc.	2,800,000	157,192
Roche Holding AG2	700,000	112,617
Gilead Sciences, Inc.1	2,500,000	97,000
Aetna Inc.	1,792,300	65,150
Eli Lilly and Co.	1,500,000	55,455
Teva Pharmaceutical Industries Ltd. (ADR)	1,100,000	40,942
		3,222,402

CONSUMER STAPLES — 6.65%
Philip Morris International Inc.	13,420,000	837,140
Costco Wholesale Corp.	8,757,326	719,152
Procter & Gamble Co.	5,998,000	378,954
Nestlé SA2	5,000,000	274,851
Nestlé SA (ADR)	1,500,000	82,650
Kraft Foods Inc., Class A	10,622,000	356,687
Kellogg Co.	2,200,000	117,018
Coca-Cola Co.	1,290,000	87,152
PepsiCo, Inc.	1,400,000	86,660
Unilever NV (New York registered)	2,360,000	74,316
Colgate-Palmolive Co.	700,000	62,076
		3,076,656

MATERIALS — 4.17%
Dow Chemical Co.	22,280,000	500,409
Potash Corp. of Saskatchewan Inc.	10,681,860	461,670
E.I. du Pont de Nemours and Co.	8,250,000	329,752
Alcoa Inc.	16,800,000	160,776
Nucor Corp.	4,250,000	134,470
Cliffs Natural Resources Inc.	1,800,000	92,106
Monsanto Co.	1,300,000	78,052
Barrick Gold Corp.	1,060,000	49,449
Rio Tinto PLC2	1,060,000	46,815
Steel Dynamics, Inc.	4,000,000	39,680
Martin Marietta Materials, Inc.	600,000	37,932
		1,931,111

TELECOMMUNICATION SERVICES — 1.87%
AT&T Inc.	11,682,500	333,185
Verizon Communications Inc.	7,415,000	272,872
American Tower Corp., Class A1	4,850,000	260,930
		866,987

UTILITIES — 1.79%
PG&E Corp.	7,660,000	324,095
Exelon Corp.	2,500,000	106,525
GDF SUEZ2	3,400,000	101,569
Duke Energy Corp.	5,080,000	101,549
National Grid PLC2	8,000,000	79,321
Edison International	1,500,000	57,375
FirstEnergy Corp.	1,250,000	56,137
		826,571

MISCELLANEOUS — 1.04%
Other common stocks in initial period of acquisition		481,739

Total common stocks (cost: $27,829,856,000)		31,344,450

	Principal amount	Value
Bonds & notes — 28.55%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS3 — 9.58%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	$16,000	$16,666
Fannie Mae 4.89% 2012	30,000	30,522
Fannie Mae 5.00% 2018	1,200	1,290
Fannie Mae 5.00% 2018	726	780
Fannie Mae 11.00% 2018	217	248
Fannie Mae 5.50% 2019	1,255	1,362
Fannie Mae 5.50% 2020	20,897	22,724
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	3,982	4,103
Fannie Mae 3.50% 2024	1,746	1,827
Fannie Mae 4.00% 2024	86,607	91,561
Fannie Mae 4.00% 2024	28,515	30,121
Fannie Mae 4.00% 2024	18,247	19,275
Fannie Mae 4.00% 2024	18,246	19,274
Fannie Mae 4.00% 2024	15,627	16,507
Fannie Mae 4.00% 2024	6,828	7,213
Fannie Mae 4.00% 2024	3,842	4,058
Fannie Mae 3.50% 2025	62,188	65,073
Fannie Mae 3.50% 2025	53,060	55,521
Fannie Mae 3.50% 2025	33,067	34,601
Fannie Mae 3.50% 2025	29,150	30,489
Fannie Mae 3.50% 2025	21,739	22,748
Fannie Mae 3.50% 2025	14,442	15,112
Fannie Mae 3.50% 2025	6,603	6,909
Fannie Mae 3.50% 2025	1,781	1,863
Fannie Mae 3.50% 2025	948	992
Fannie Mae 3.50% 2025	620	649
Fannie Mae 3.50% 2025	320	334
Fannie Mae 4.00% 2025	12,800	13,529
Fannie Mae 4.50% 2025	39,228	41,849
Fannie Mae 4.50% 2025	19,124	20,402
Fannie Mae 4.50% 2025	18,622	19,867
Fannie Mae, Series 2001-4, Class NA, 11.568% 20254	120	134
Fannie Mae 3.00% 2026	61,851	63,745
Fannie Mae 3.50% 2026	70,254	73,512
Fannie Mae 3.50% 2026	28,060	29,349
Fannie Mae, Series 2001-20, Class D, 11.03% 20314	49	56
Fannie Mae 5.50% 2033	15,208	16,594
Fannie Mae 5.50% 2033	12,355	13,482
Fannie Mae 5.50% 2033	1,499	1,636
Fannie Mae 5.50% 2035	6,675	7,282
Fannie Mae 5.50% 2035	4,273	4,660
Fannie Mae 6.50% 2035	8,822	9,835
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	4,397	4,082
Fannie Mae 5.50% 2036	1,757	1,915
Fannie Mae 5.50% 2036	1,542	1,681
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	10,794	12,218
Fannie Mae 6.00% 2036	3,647	4,015
Fannie Mae 5.481% 20374	10,035	10,722
Fannie Mae 6.00% 2037	63,523	69,829
Fannie Mae 6.00% 2037	55,887	61,733
Fannie Mae 6.00% 2037	20,901	22,964
Fannie Mae 6.00% 2037	12,860	14,120
Fannie Mae 6.00% 2037	8,591	9,433
Fannie Mae 6.00% 2037	2,182	2,397
Fannie Mae 6.50% 2037	18,256	20,116
Fannie Mae 6.50% 2037	14,116	15,554
Fannie Mae 6.50% 2037	13,256	14,441
Fannie Mae 6.50% 2037	7,918	8,625
Fannie Mae 7.00% 2037	3,485	3,873
Fannie Mae 7.00% 2037	2,976	3,307
Fannie Mae 7.00% 2037	1,419	1,577
Fannie Mae 5.50% 2038	4,873	5,303
Fannie Mae 6.00% 2038	36,731	40,378
Fannie Mae 6.00% 2038	21,354	23,445
Fannie Mae 6.00% 2038	6,019	6,608
Fannie Mae 6.50% 2038	18,402	20,277
Fannie Mae 4.50% 2039	52,267	55,553
Fannie Mae 6.00% 2039	46,092	50,668
Fannie Mae 6.00% 2039	19,517	21,495
Fannie Mae 6.00% 2039	10,502	11,530
Fannie Mae 6.00% 2039	9,485	10,415
Fannie Mae 3.50% 2040	33,587	34,572
Fannie Mae 3.50% 2040	22,735	23,401
Fannie Mae 3.50% 2040	19,041	19,599
Fannie Mae 4.00% 2040	163,238	171,466
Fannie Mae 4.00% 2040	48,187	50,766
Fannie Mae 4.00% 2040	29,527	31,015
Fannie Mae 4.50% 2040	64,994	69,079
Fannie Mae 4.50% 2040	57,530	61,111
Fannie Mae 4.50% 2040	44,895	47,718
Fannie Mae 4.50% 2040	39,772	42,272
Fannie Mae 4.50% 2040	20,748	22,052
Fannie Mae 5.00% 2040	52,962	57,074
Fannie Mae 5.00% 2040	5,690	6,132
Fannie Mae 6.00% 2040	10,288	11,294
Fannie Mae 3.50% 2041	48,163	49,575
Fannie Mae 3.50% 2041	34,468	35,479
Fannie Mae 3.50% 2041	31,315	32,233
Fannie Mae 3.50% 2041	25,478	26,225
Fannie Mae 4.00% 2041	74,042	77,774
Fannie Mae 4.00% 2041	44,649	46,900
Fannie Mae 4.00% 2041	37,917	39,829
Fannie Mae 4.00% 2041	22,868	24,020
Fannie Mae 4.50% 2041	89,461	95,085
Fannie Mae 4.50% 2041	49,000	52,009
Fannie Mae 4.50% 2041	26,816	28,502
Fannie Mae 4.50% 2041	22,036	23,422
Fannie Mae 4.50% 2041	19,727	20,967
Fannie Mae 5.00% 2041	140,000	150,609
Fannie Mae 5.50% 2041	113,000	122,640
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	453	515
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	376	423
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	604	726
Fannie Mae, Series 2002-W1, Class 2A, 7.126% 20424	638	752
Fannie Mae 6.50% 2047	2,977	3,237
Fannie Mae 6.50% 2047	964	1,048
Fannie Mae 6.50% 2047	817	888
Fannie Mae 6.50% 2047	512	557
Fannie Mae 7.00% 2047	1,973	2,193
Fannie Mae 7.00% 2047	1,566	1,740
Fannie Mae 7.00% 2047	1,287	1,430
Fannie Mae 7.00% 2047	1,209	1,343
Fannie Mae 7.00% 2047	811	901
Fannie Mae 7.00% 2047	750	833
Fannie Mae 7.00% 2047	579	643
Fannie Mae 7.00% 2047	271	301
Fannie Mae 7.00% 2047	128	142
Fannie Mae 7.00% 2047	71	78
Freddie Mac 5.00% 2023	16,635	17,868
Freddie Mac 5.00% 2023	11,747	12,618
Freddie Mac 5.00% 2023	9,112	9,771
Freddie Mac 5.00% 2023	3,959	4,253
Freddie Mac 5.00% 2023	3,790	4,071
Freddie Mac 5.00% 2023	3,202	3,439
Freddie Mac 5.50% 2023	7,244	7,837
Freddie Mac 5.00% 2024	22,907	24,674
Freddie Mac 6.00% 2026	7,612	8,359
Freddie Mac 6.00% 2026	5,802	6,371
Freddie Mac 6.00% 2026	5,098	5,598
Freddie Mac 6.50% 2027	2,456	2,727
Freddie Mac 6.50% 2027	801	889
Freddie Mac 6.50% 2027	497	552
Freddie Mac 6.50% 2028	1,593	1,768
Freddie Mac, Series T-041, Class 3-A, 7.063% 20324	2,724	3,108
Freddie Mac, Series 3061, Class PN, 5.50% 2035	9,906	11,063
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	12,845	12,055
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	9,482	8,429
Freddie Mac, Series 3233, Class PA, 6.00% 2036	21,765	24,427
Freddie Mac 5.336% 20374	286	298
Freddie Mac, Series 3318, Class JT, 5.50% 2037	21,744	23,873
Freddie Mac, Series 3312, Class PA, 5.50% 2037	17,178	18,876
Freddie Mac, Series 3272, Class PA, 6.00% 2037	16,280	18,083
Freddie Mac 6.00% 2038	11,856	13,016
Freddie Mac 6.00% 2038	1,872	2,052
Freddie Mac 6.50% 2038	7,581	8,384
Freddie Mac 4.00% 2041	165,748	173,915
Freddie Mac 4.00% 2041	13,761	14,435
Government National Mortgage Assn. 10.00% 2021	330	394
Government National Mortgage Assn. 6.00% 2038	47,058	52,448
Government National Mortgage Assn. 6.50% 2038	20,947	23,383
Government National Mortgage Assn. 4.00% 2039	5,696	6,107
Government National Mortgage Assn. 4.00% 2039	4,841	5,190
Government National Mortgage Assn. 4.00% 2039	3,782	4,055
Government National Mortgage Assn. 4.00% 2040	23,279	24,976
Government National Mortgage Assn. 4.00% 2040	19,641	21,060
Government National Mortgage Assn. 4.00% 2040	14,688	15,749
Government National Mortgage Assn. 4.00% 2040	9,702	10,403
Government National Mortgage Assn. 4.00% 2040	8,629	9,252
Government National Mortgage Assn. 4.00% 2040	6,567	7,042
Government National Mortgage Assn. 4.00% 2040	5,923	6,354
Government National Mortgage Assn. 4.00% 2040	5,862	6,289
Government National Mortgage Assn. 4.00% 2040	4,900	5,254
Government National Mortgage Assn. 4.00% 2040	2,935	3,147
Government National Mortgage Assn. 4.00% 2040	553	593
Government National Mortgage Assn. 4.00% 2041	58,293	62,505
Government National Mortgage Assn. 4.00% 2041	20,550	22,035
Government National Mortgage Assn. 4.00% 2041	11,922	12,783
Government National Mortgage Assn. 4.00% 2041	1,915	2,054
Government National Mortgage Assn. 4.00% 2041	975	1,046
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	825	827
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,423	10,595
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.477% 20374	38,308	39,093
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	3,661	3,687
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	17,949	18,623
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.072% 20454	16,835	18,566
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20465	15,005	15,205
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20465	40,900	41,828
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.932% 20494	20,920	22,279
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	977	1,033
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	682	740
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	987	1,029
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,749	1,960
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	5,375	5,427
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585	18,175
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,116	1,119
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	12,518	12,629
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.991% 20394	14,490	15,396
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20404	20,597	21,238
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20375	18,300	19,688
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20375	20,000	21,725
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20375	32,200	34,775
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.398% 20444	9,250	10,074
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	37,965	40,414
Bank of America 5.50% 20125	44,500	45,837
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.074% 20384	22,761	24,606
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	18,753	19,536
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825	40,864
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	32,860	35,692
Nationwide Building Society, Series 2007-2, 5.50% 20125	32,500	33,566
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	2,569	2,575
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20454	6,788	7,411
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	2,000	2,173
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.801% (undated)4	13,569	14,339
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	118	118
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.492% 20454	25,000	25,544
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20465	14,646	15,085
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20465	9,500	10,234
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	22,357	22,695
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	19,878	20,552
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262,5	19,692	20,365
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 20404	20,000	19,145
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.72% 20354	20,686	18,728
Bank of Montreal 2.85% 20155	17,000	17,967
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	14,962	13,590
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	14,184	13,441
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	12,758
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000	10,195
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	9,536	9,623
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20584,5	6,570	6,732
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	5,260	5,286
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 3.006% 20334	4,410	3,917
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	3,214	3,283
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20444	1,383	1,383
		4,434,891

CORPORATE BONDS & NOTES — 9.54%
FINANCIALS — 3.57%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20145	4,445	4,681
Westfield Group 5.75% 20155	16,250	17,672
Westfield Group 5.70% 20165	30,520	32,750
Westfield Group 7.125% 20185	21,280	24,365
WEA Finance LLC 4.625% 20215	25,000	23,953
Goldman Sachs Group, Inc. 3.625% 2016	72,500	70,696
Goldman Sachs Group, Inc. 5.25% 2021	20,000	19,796
Citigroup Inc. 1.136% 20134	35,000	34,520
Citigroup Inc. 4.587% 2015	20,950	21,543
Citigroup Inc. 3.953% 2016	13,050	13,041
Citigroup Inc. 6.125% 2018	5,525	5,940
Citigroup Inc. 8.50% 2019	9,975	12,079
Bank of America Corp., Series L, 3.625% 2016	23,820	21,718
Bank of America Corp. 3.75% 2016	21,955	20,009
Bank of America Corp. 5.75% 2017	13,650	12,828
Bank of America Corp. 5.625% 2020	15,500	14,319
Bank of America Corp. 5.00% 2021	7,750	6,937
Wells Fargo & Co. 3.676% 2016	26,250	27,364
Wells Fargo & Co. 4.60% 2021	40,000	42,902
Société Générale 1.296% 20144,5	18,000	16,126
Société Générale 3.10% 20155	16,000	14,440
Société Générale 3.50% 20165	17,000	15,471
Société Générale 5.20% 20215	21,000	18,292
Prologis, Inc. 5.50% 2012	15,000	15,103
Prologis, Inc. 5.625% 2015	10,425	10,778
Prologis, Inc. 6.625% 2018	15,500	16,111
Prologis, Inc. 7.375% 2019	19,835	21,513
Morgan Stanley, Series F, 2.875% 2014	18,000	17,346
Morgan Stanley 3.80% 2016	17,000	15,699
Morgan Stanley, Series F, 5.75% 2021	24,000	22,150
Kimco Realty Corp. 6.00% 2012	2,750	2,870
Kimco Realty Corp., Series C, 4.82% 2014	13,000	13,741
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,186
Kimco Realty Corp. 5.70% 2017	21,180	22,680
Royal Bank of Scotland PLC 3.40% 2013	16,500	16,433
Royal Bank of Scotland PLC 3.95% 2015	16,000	15,069
Royal Bank of Scotland PLC 4.875% 2015	20,000	19,607
American Express Bank 5.50% 2013	21,300	22,497
American Express Co. 6.15% 2017	22,800	26,114
BNP Paribas 1.146% 20144	17,000	15,866
BNP Paribas 3.60% 2016	19,000	18,728
BNP Paribas 5.00% 2021	12,750	12,523
Barclays Bank PLC 2.50% 2013	8,500	8,446
Barclays Bank PLC 2.375% 2014	20,000	19,578
Barclays Bank PLC 5.125% 2020	18,000	17,691
CNA Financial Corp. 5.85% 2014	25,000	26,444
CNA Financial Corp. 6.50% 2016	16,000	17,217
Hospitality Properties Trust 6.75% 2013	7,215	7,391
Hospitality Properties Trust 6.30% 2016	12,631	13,113
Hospitality Properties Trust 6.70% 2018	21,025	22,538
UBS AG 2.25% 2014	18,500	18,040
UBS AG 5.875% 2017	22,125	22,814
Monumental Global Funding 5.50% 20135	12,000	12,679
Monumental Global Funding III 0.449% 20144,5	29,000	28,150
ERP Operating LP 5.375% 2016	25,000	27,285
ERP Operating LP 4.75% 2020	12,000	12,539
Simon Property Group, LP 6.75% 2014	8,495	9,482
Simon Property Group, LP 5.875% 2017	15,165	17,077
Simon Property Group, LP 6.125% 2018	8,160	9,197
HBOS PLC 6.75% 20185	41,050	35,076
ACE INA Holdings Inc. 5.875% 2014	20,000	22,152
ACE INA Holdings Inc. 2.60% 2015	12,665	12,830
Liberty Mutual Group Inc. 6.50% 20355	13,120	12,725
Liberty Mutual Group Inc. 7.697% 20975	22,180	21,071
Standard Chartered PLC 3.85% 20155	12,500	12,822
Standard Chartered PLC 3.20% 20165	21,000	20,859
Household Finance Corp. 6.375% 2012	13,000	13,478
HSBC Bank PLC 2.00% 20145	17,000	16,922
MetLife Global Funding I 5.125% 20135	12,000	12,601
MetLife Global Funding I 2.50% 20155	16,000	16,147
Berkshire Hathaway Inc. 2.20% 2016	23,000	23,193
QBE Capital Funding II LP 6.797% (undated)4,5	24,470	22,209
Capital One Financial Corp. 3.15% 2016	19,500	19,339
JPMorgan Chase & Co. 2.60% 2016	12,500	12,247
JPMorgan Chase & Co. 4.25% 2020	6,250	6,285
Bank of New York Mellon Corp., Series G, 2.50% 2016	17,000	17,369
Westpac Banking Corp. 3.00% 2015	17,000	17,302
Nordea Bank 2.125% 20145	17,000	16,887
Credit Suisse Group AG 2.20% 2014	17,000	16,860
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,637
ANZ National (International) Ltd. 3.125% 20155	16,500	16,599
Principal Life Insurance Co. 5.30% 2013	15,500	16,441
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20155	16,000	16,388
New York Life Global Funding 5.25% 20125	15,000	15,707
HCP, Inc. 5.375% 2021	15,000	15,098
Prudential Holdings, LLC, Series C, 8.695% 20233,5	11,500	14,541
AXA SA, Series B, junior subordinated 6.379% (undated)4,5	20,680	14,373
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	13,000	13,784
Boston Properties, Inc. 5.875% 2019	10,000	11,007
Santander Issuances, SA Unipersonal 6.50% 20194,5	11,500	10,784
Lincoln National Corp. 5.65% 2012	10,000	10,376
Intesa Sanpaolo SpA 6.50% 20215	11,260	10,033
Nationwide Mutual Insurance Co. 5.81% 20244,5	8,150	8,011
UDR, Inc. 5.00% 2012	6,000	6,043
Developers Diversified Realty Corp. 7.875% 2020	5,215	5,540
Nationwide Financial Services, Inc., junior subordinated 6.75% 20674	3,540	2,986
		1,653,859

TELECOMMUNICATION SERVICES — 1.06%
AT&T Wireless Services, Inc. 8.125% 2012	5,230	5,442
AT&T Inc. 4.95% 2013	16,250	17,026
SBC Communications Inc. 5.10% 2014	15,000	16,492
AT&T Inc. 2.40% 2016	18,000	18,200
SBC Communications Inc. 5.625% 2016	24,300	27,749
BellSouth Capital Funding Corp. 7.875% 2030	51,500	69,474
SBC Communications Inc. 6.45% 2034	40,000	46,278
AT&T Inc. 5.55% 2041	7,000	7,585
Verizon Communications Inc. 5.55% 2014	12,440	13,622
Verizon Communications Inc. 3.00% 2016	34,000	35,620
Verizon Communications Inc. 5.50% 2017	13,975	15,953
Verizon Communications Inc. 6.25% 2037	40,000	48,229
Verizon Communications Inc. 6.00% 2041	8,000	9,787
Telecom Italia Capital SA 5.25% 2015	35,500	33,893
Telecom Italia Capital SA 6.999% 2018	12,000	12,052
Telecom Italia Capital SA 7.175% 2019	9,000	9,047
Telefónica Emisiones, SAU 3.729% 2015	4,175	3,989
Telefónica Emisiones, SAU 3.992% 2016	18,000	17,154
Telefónica Emisiones, SAU 5.134% 2020	11,825	11,046
Deutsche Telekom International Finance BV 4.875% 2014	15,500	16,549
Deutsche Telekom International Finance BV 9.25% 2032	4,339	6,190
Deutsche Telekom International Finance BV 8.75% 20304	6,161	8,254
France Télécom 4.375% 2014	10,000	10,682
France Télécom 4.125% 2021	20,000	19,953
American Tower Corp. 4.625% 2015	10,000	10,617
		490,883

CONSUMER DISCRETIONARY — 0.80%
Time Warner Cable Inc. 6.75% 2018	37,620	43,883
Time Warner Cable Inc. 5.00% 2020	25,000	26,637
Time Warner Cable Inc. 4.00% 2021	15,000	14,723
Comcast Corp. 5.30% 2014	15,000	16,276
Comcast Corp. 6.30% 2017	16,750	19,623
Comcast Corp. 6.45% 2037	15,000	17,355
Comcast Corp. 6.95% 2037	24,250	29,234
Home Depot, Inc. 4.40% 2021	15,000	16,355
Home Depot, Inc. 5.95% 2041	15,000	17,956
Thomson Reuters Corp. 5.95% 2013	8,140	8,799
Thomson Reuters Corp. 6.50% 2018	20,815	24,754
Time Warner Inc. 5.875% 2016	14,210	16,090
Time Warner Inc. 6.25% 2041	15,000	17,220
Volkswagen International Finance NV 1.625% 20135	16,000	16,065
Volkswagen International Finance NV 0.856% 20144,5	17,000	17,056
News America Inc. 6.15% 2037	5,000	5,372
News America Inc. 6.15% 2041	12,000	12,770
Cox Communications, Inc. 5.45% 2014	15,500	17,183
NBCUniversal Media, LLC 2.875% 2016	16,000	16,316
Nordstrom, Inc. 6.75% 2014	10,000	11,312
Seminole Tribe of Florida 5.798% 20133,5	7,175	7,185
		372,164

INDUSTRIALS — 0.78%
General Electric Capital Corp. 0.876% 20144	50,000	48,841
General Electric Capital Corp., Series A, 2.25% 2015	21,500	21,285
General Electric Capital Corp. 2.95% 2016	9,305	9,341
General Electric Co. 5.25% 2017	17,270	19,229
General Electric Capital Corp., Series A, 6.00% 2019	13,050	14,731
Burlington Northern Santa Fe LLC 7.00% 2014	31,850	36,034
Burlington Northern Santa Fe LLC 4.10% 2021	7,000	7,475
Union Pacific Corp. 5.75% 2017	4,325	5,085
Union Pacific Corp. 5.70% 2018	29,150	34,127
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20163	9,087	9,082
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20193	7,775	7,794
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20193	4,167	4,261
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20203	7,429	7,452
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20223	6,541	6,573
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20133	13,650	13,650
American Airlines, Inc., Series 2011-2, Class A, 8.625% 20233	11,740	11,703
Waste Management, Inc. 2.60% 2016	8,890	8,927
Waste Management, Inc. 4.60% 2021	15,000	16,145
Danaher Corp. 2.30% 2016	16,795	17,236
Atlas Copco AB 5.60% 20175	14,000	16,061
CSX Corp. 5.75% 2013	7,670	8,156
CSX Corp. 6.25% 2015	5,990	6,921
Volvo Treasury AB 5.95% 20155	9,460	10,245
Norfolk Southern Corp. 5.75% 2016	7,615	8,754
Canadian National Railway Co. 4.95% 2014	6,000	6,540
Koninklijke Philips Electronics NV 5.75% 2018	4,830	5,564
		361,212

CONSUMER STAPLES — 0.77%
Anheuser-Busch InBev NV 3.625% 2015	36,500	39,132
Anheuser-Busch InBev NV 4.125% 2015	16,500	17,903
Anheuser-Busch InBev NV 7.75% 2019	20,000	26,041
PepsiCo, Inc. 3.10% 2015	17,000	18,025
PepsiCo, Inc. 2.50% 2016	15,000	15,557
PepsiCo, Inc. 7.90% 2018	15,000	20,009
Altria Group, Inc. 9.25% 2019	15,000	19,713
Altria Group, Inc. 4.75% 2021	10,710	11,116
Altria Group, Inc. 9.95% 2038	13,500	19,336
Kraft Foods Inc. 6.75% 2014	16,180	18,074
Kraft Foods Inc. 6.50% 2040	20,000	24,599
Wal-Mart Stores, Inc. 2.875% 2015	11,700	12,361
Wal-Mart Stores, Inc. 2.80% 2016	25,000	26,420
Coca-Cola Co. 1.50% 2015	18,970	19,176
Coca-Cola Co. 1.80% 20165	17,500	17,627
British American Tobacco International Finance PLC 9.50% 20185	13,580	18,481
Kroger Co. 3.90% 2015	16,250	17,391
Procter & Gamble Co. 1.45% 2016	13,460	13,486
		354,447

ENERGY — 0.69%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	14,320
Enbridge Energy Partners, LP 4.20% 2021	26,865	26,662
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	15,532
Kinder Morgan Energy Partners LP 6.00% 2017	29,610	33,593
Kinder Morgan Energy Partners LP 4.15% 2022	9,185	9,105
Enterprise Products Operating LLC 5.20% 2020	13,000	14,339
Enterprise Products Operating LLC 4.05% 2022	17,500	17,597
StatoilHydro ASA 2.90% 2014	13,285	13,996
Statoil ASA 3.125% 2017	16,500	17,515
Woodside Finance Ltd. 4.60% 20215	24,975	25,888
Anadarko Petroleum Corp. 5.95% 2016	20,500	22,461
Total Capital SA 3.00% 2015	17,000	17,996
Shell International Finance BV 1.875% 2013	16,500	16,846
Cenovus Energy Inc. 4.50% 2014	15,000	16,189
Canadian Natural Resources Ltd. 5.70% 2017	11,925	13,644
Williams Partners L.P. 4.125% 2020	13,500	13,440
Husky Energy Inc. 6.80% 2037	9,375	11,549
Enbridge Inc. 5.60% 2017	10,000	11,222
BG Energy Capital PLC 2.50% 20155	7,200	7,356
		319,250

HEALTH CARE — 0.65%
Cardinal Health, Inc. 4.00% 2015	37,100	39,855
Cardinal Health, Inc. 5.80% 2016	17,500	20,196
Cardinal Health, Inc. 4.625% 2020	20,000	21,781
UnitedHealth Group Inc. 6.00% 2017	22,170	25,454
UnitedHealth Group Inc. 6.00% 2018	35,000	41,631
UnitedHealth Group Inc. 4.70% 2021	4,890	5,415
GlaxoSmithKline Capital Inc. 4.85% 2013	26,200	27,964
Express Scripts Inc. 3.125% 2016	23,000	23,263
Abbott Laboratories 2.70% 2015	12,000	12,614
Abbott Laboratories 5.125% 2019	8,600	10,169
Novartis Capital Corp. 2.90% 2015	16,000	16,956
Biogen Idec Inc. 6.00% 2013	13,500	14,289
Coventry Health Care, Inc. 6.30% 2014	11,955	13,123
Pfizer Inc 4.45% 2012	10,000	10,172
Medco Health Solutions, Inc. 2.75% 2015	10,095	10,167
DENTSPLY International Inc. 2.75% 2016	9,830	9,916
		302,965

MATERIALS — 0.50%
ArcelorMittal 3.75% 2015	34,500	32,258
ArcelorMittal 5.25% 2020	20,000	17,923
ArcelorMittal 7.00% 2039	25,000	22,406
Dow Chemical Co. 7.60% 2014	18,250	20,748
Rohm and Haas Co. 6.00% 2017	17,445	19,759
International Paper Co. 7.40% 2014	23,250	25,816
International Paper Co. 7.30% 2039	8,425	9,519
E.I. du Pont de Nemours and Co. 0.778% 20144	25,000	25,095
Rio Tinto Finance (USA) Ltd. 8.95% 2014	9,180	10,866
Rio Tinto Finance (USA) Ltd. 2.25% 2016	12,595	12,590
Teck Resources Ltd. 4.75% 2022	17,500	17,879
Anglo American Capital PLC 2.15% 20135	14,355	14,321
		229,180

UTILITIES — 0.46%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	50,500	54,523
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	12,171
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	19,400
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,974
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	17,682
MidAmerican Energy Holdings Co. 5.95% 2037	6,125	7,251
E.ON International Finance BV 5.80% 20185	24,450	28,110
CenterPoint Energy Resources Corp. 4.50% 2021	18,751	19,347
Electricité de France SA 6.95% 20395	12,000	15,029
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,994
Iberdrola Finance Ireland 3.80% 20145	11,000	10,992
Niagara Mohawk Power 3.553% 20145	10,000	10,500
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20183,5	3,286	3,648
		213,621

INFORMATION TECHNOLOGY — 0.26%
International Business Machines Corp. 1.95% 2016	52,500	53,058
International Business Machines Corp. 2.00% 2016	17,000	17,272
Cisco Systems, Inc. 0.593% 20144	19,000	18,874
Cisco Systems, Inc. 2.90% 2014	10,000	10,557
KLA-Tencor Corp. 6.90% 2018	19,000	21,762
		121,523

Total corporate bonds & notes		4,419,104

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 8.88%
U.S. Treasury 4.25% 2012	211,600	220,138
U.S. Treasury 1.125% 2013	69,333	70,347
U.S. Treasury 1.375% 2013	138,667	141,160
U.S. Treasury 1.50% 2013	172,500	177,149
U.S. Treasury 1.875% 20136	36,901	38,652
U.S. Treasury 2.75% 2013	291,500	306,320
U.S. Treasury 3.375% 2013	333,500	352,490
U.S. Treasury 4.25% 2013	245,335	263,541
U.S. Treasury 1.875% 2014	116,100	120,590
U.S. Treasury 2.625% 2014	175,000	185,680
U.S. Treasury 1.875% 20156	104,531	114,939
U.S. Treasury 1.50% 2016	180,625	185,760
U.S. Treasury 2.00% 2016	12,000	12,624
U.S. Treasury 4.50% 2016	58,500	67,833
U.S. Treasury 2.125% 20196	73,657	85,989
U.S. Treasury 0.625% 20216	49,366	51,640
U.S. Treasury 6.25% 2023	455,500	650,900
U.S. Treasury 2.375% 20256	59,926	74,146
U.S. Treasury 5.25% 2029	15,000	20,555
U.S. Treasury 4.50% 2036	155,132	201,524
U.S. Treasury 4.375% 2039	28,000	36,120
U.S. Treasury 4.625% 2040	268,970	360,584
U.S. Treasury 4.75% 2041	112,750	154,628
CoBank ACB 7.875% 20185	20,000	24,450
CoBank ACB 0.947% 20224,5	23,425	21,062
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	33,000	33,184
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	30,000	30,613
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	30,000	30,146
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	27,500	27,878
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	22,000	22,166
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	14,000	14,211
Fannie Mae 6.25% 2029	8,000	11,325
		4,108,344

ASSET-BACKED OBLIGATIONS3 — 0.26%
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	17,000	17,982
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	16,076	16,694
Chase Credit Card Owner Trust, Series 2003-4, Class B, 0.879% 20164	14,000	13,986
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	12,000	12,773
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.03% 20344	13,089	9,551
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20145	9,000	9,333
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20334	3,936	3,768
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	4,922	4,611
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	7,709	7,924
Home Equity Asset Trust, Series 2004-2, Class M-1, 1.03% 20344	7,984	5,944
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.53% 20194,5	5,593	5,442
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.835% 20334	92	72
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	4,301	3,912
CWABS, Inc., Series 2004-BC1, Class M-1, 0.985% 20344	3,750	2,982
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 20135	1,673	1,674
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.035% 20344	1,077	783
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.135% 20344	1,044	567
		117,998

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.19%
Polish Government 5.25% 2014	2,500	2,634
Polish Government 6.375% 2019	14,350	15,821
Province of Ontario, Series 1, 1.875% 2012	16,750	16,996
Croatian Government 6.75% 20195	17,000	16,464
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20125	13,000	13,167
Hungarian Government 6.25% 2020	12,250	11,944
France Government Agency-Guaranteed, Société Finance 2.875% 20145	10,460	10,987
		88,013

MUNICIPALS — 0.10%
State of California, Los Angeles Community College District (County of Los Angeles),
General Obligation Build America Bonds, 2008 Election, Taxable Series 2010-E, 6.60% 2042	15,000	19,916
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	15,475	16,477
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	10,627	9,813
		46,206

Total bonds & notes (cost: $12,395,166,000)		13,214,556

	Principal amount	Value
Short-term securities — 4.41%	(000)	(000)

Freddie Mac 0.065%–0.25% due 10/19/2011–4/17/2012	$803,710	$803,620
Fannie Mae 0.03%–0.23% due 10/5/2011–8/1/2012	382,000	381,861
Federal Home Loan Bank 0.015%–0.32% due 12/23/2011–5/15/2012	168,817	168,757
General Electric Capital Services, Inc. 0.18% due 11/8/2011	113,800	113,785
Procter & Gamble Co. 0.07%–0.17% due 12/6/2011–1/5/20125	85,900	85,879
Private Export Funding Corp. 0.13% due 11/2/20115	65,000	64,991
U.S. Treasury Bills 0.195%–0.258% due 11/17/2011–1/12/2012	60,900	60,898
Coca-Cola Co. 0.13% due 11/21/20115	52,361	52,352
State Street Bank & Trust 0.15% due 10/20/2011	50,000	50,000
Falcon Asset Securitization Co., LLC 0.15% due 10/11/20115	48,610	48,608
Wal-Mart Stores, Inc. 0.06%–0.07% due 10/13–11/29/20115	42,000	41,997
Pfizer Inc 0.04% due 10/4/20115	40,300	40,300
Variable Funding Capital Company LLC 0.17% due 10/24/20115	40,000	39,994
Straight-A Funding LLC 0.19% due 12/21/20115	30,000	29,987
Johnson & Johnson 0.23% due 10/4/20115	28,400	28,400
PepsiCo Inc. 0.11% due 11/14/20115	25,400	25,396
NetJets Inc. 0.02% due 10/3/20115	5,400	5,400

Total short-term securities (cost: $2,041,716,000)		2,042,225

Total investment securities (cost: $42,266,738,000)		46,601,231
Other assets less liabilities		(314,123)

Net assets		$46,287,108

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $951,937,000, which represented 2.06% of the net assets of the fund. This amount includes $931,572,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4Coupon rate may change periodically.

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,569,788,000, which represented 3.39% of the net assets of the fund.

6Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$4,743,832	$—		$—	$4,743,832
Information technology	4,228,172	98,072	*	—	4,326,244
Industrials	4,024,964	154,305	*	—	4,179,269
Consumer discretionary	3,984,293	—		—	3,984,293
Energy	3,641,324	64,022	*	—	3,705,346
Health care	3,109,785	112,617	*	—	3,222,402
Consumer staples	2,801,805	274,851	*	—	3,076,656
Materials	1,884,296	46,815	*	—	1,931,111
Telecommunication services	866,987	—		—	866,987
Utilities	645,681	180,890	*	—	826,571
Miscellaneous	481,739	—		—	481,739
Bonds & notes:
Mortgage-backed obligations	—	4,414,526		20,365	4,434,891
Corporate bonds & notes	—	4,419,104		—	4,419,104
Bonds & notes of U.S. government & government agencies	—	4,108,344		—	4,108,344
Asset-backed obligations	—	117,998		—	117,998
Bonds & notes of governments &
government agencies outside the U.S.	—	88,013		—	88,013
Municipals	—	46,206		—	46,206
Short-term securities	—	2,042,225		—	2,042,225
Total	$30,412,878	$16,167,988		$20,365	$46,601,231

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $931,572,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2011 (dollars in thousands):

	Beginning	Transfers				Ending
	value	into		Net realized	Unrealized	value
	at 1/1/2011	Level 3†	Sales	loss	depreciation	at 9/30/2011
Investment securities	$20,390	$17,839	$(16,731)	$(281)	$(852)	$20,365

Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2011 (dollars in thousands):						$(25)

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$6,481,401
Gross unrealized depreciation on investment securities	(2,239,197)
Net unrealized appreciation on investment securities	4,242,204
Cost of investment securities for federal income tax purposes	42,359,027

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-911-1111O-S29405

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: November 28, 2011

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: November 28, 2011